Consolidated Statements of Changes in Stockholder's Equity (Deficit) - USD ($)	Class A Number of Common Shares	Number of Common Shares	Commitment to issue shares	Additional Paid in Capital	Currency translation adjustment	Deficit	Equity	Non- controlling Interest	Total
Balance at Dec. 31, 2021	$ 28,247	$ 110,226,715	$ 2,703,326	$ 10,661,294		$ (101,017,387)	$ 22,602,195	$ (8,632,539)	$ 13,969,656
Balance (in Shares) at Dec. 31, 2021	21	64,810
Shares issued in connection with public offering		$ 12,132,360					12,132,360		12,132,360
Shares issued in connection with public offering (in Shares)		169,206
Shares issued in connection with private placement		$ 1,119,373					1,119,373		1,119,373
Shares issued in connection with private placement (in Shares)		25,768
Shares issued in connection with acquisition		$ 425,445	(2,703,326)	2,277,881
Shares issued in connection with acquisition (in Shares)		262
Holdco shares exchanged for common shares		$ 186,294				(4,562,631)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)		715
Share issuance costs		$ (1,736,662)					(1,736,662)		(1,736,662)
Stock-based compensation				1,567,583			1,567,583		1,567,583
Cumulative translation adjustment					154,970		154,970		154,970
Loss and comprehensive loss						(20,327,007)	(20,327,007)	(2,146,185)	(22,473,192)
Balance at Dec. 31, 2022	$ 28,247	$ 122,353,525		14,506,758	154,970	(125,907,025)	11,136,475	(6,402,387)	4,734,088
Balance (in Shares) at Dec. 31, 2022	21	260,761
Exercise of warrants		$ 4,561,200					4,561,200		4,561,200
Exercise of warrants (in Shares)		283,875
Shares issued in public offering		$ 5,250,003					5,250,003		5,250,003
Shares issued in public offering (in Shares)		971,455
Class A shares converted	$ (28,247)	$ 28,247
Class A shares converted (in Shares)	(21)	21
Shares issued in connection with private placement		$ 2,562,660					2,562,660		2,562,660
Shares issued in connection with private placement (in Shares)		989,903
Share issuance costs		$ (679,890)					(679,890)		(679,890)
Stock-based compensation				(1,452,380)			(1,452,380)		(1,452,380)
Cumulative translation adjustment					93,317		93,317		93,317
Loss and comprehensive loss						(9,526,997)	(9,526,997)	(985,160)	(10,512,157)
Balance at Dec. 31, 2023		$ 134,075,745		$ 13,054,378	$ 248,287	$ (135,434,022)	$ 11,944,388	$ (7,387,547)	$ 4,556,841
Balance (in Shares) at Dec. 31, 2023		2,506,015